Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Line Items]
Accrued compensation	$ 2,104	$ 6,179
Direct container expense	1,916	3,479
Interest payable	4,420	3,864
Other	1,398	807
Total accrued expenses	$ 9,838	$ 14,329